Note 6 - Long-term Debt - Summary of Long-term Debt (Details) (Parentheticals)	Mar. 31, 2021	Mar. 31, 2020
Line of Credit [Member]
Long-term debt, weighted average interest rate	1.38%	2.59%
Term Loan [Member]
Long-term debt, weighted average interest rate	3.30%	4.54%
Tax-exempt Bond [Member]
Long-term debt, weighted average interest rate	0.00%	3.01%
Economic Development Note [Member]
Long-term debt, weighted average interest rate	2.00%	2.00%